UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2013

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 99.0%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,275	$197,993
DigitalGlobe, Inc.*	1,575	64,811
Exelis, Inc.	4,348	82,873
Hexcel Corp.*	2,312	103,323
Rockwell Collins, Inc.	3,116	230,335
		679,335

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	3,675	214,400
Expeditors International of Washington, Inc.	4,765	210,851
FedEx Corp.	7,203	1,035,575
United Parcel Service, Inc., Class B	17,517	1,840,686
		3,301,512

Airlines - 0.4%
Alaska Air Group, Inc.	1,610	118,126
American Airlines Group, Inc.*	4,439	112,085
Delta Air Lines, Inc.	21,572	592,583
JetBlue Airways Corp.*	5,023	42,946
Southwest Airlines Co.	17,229	324,594
		1,190,334

Auto Components - 0.8%
Autoliv, Inc.	2,209	202,786
BorgWarner, Inc.	5,606	313,431
Delphi Automotive plc	6,827	410,508
Gentex Corp.	3,335	110,022
Johnson Controls, Inc.	16,743	858,916
Tenneco, Inc.*	1,409	79,707
TRW Automotive Holdings Corp.*	2,703	201,076
Visteon Corp.*	1,153	94,419
		2,270,865

Automobiles - 0.7%
Ford Motor Co.	97,034	1,497,234
Harley-Davidson, Inc.	5,396	373,619
Tesla Motors, Inc.*	2,278	342,566
		2,213,419

Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	4,707	229,325
PepsiCo, Inc.	37,714	3,127,999
The Coca-Cola Co.	92,903	3,837,823
		7,195,147

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc.*	4,758	633,099
Alkermes plc*	3,129	127,225
Amgen, Inc.	18,623	2,126,002
Ariad Pharmaceuticals, Inc.*	4,280	29,190
Biogen Idec, Inc.*	5,862	1,639,894
Cepheid, Inc.*	1,555	72,650
Cubist Pharmaceuticals, Inc.*	1,804	124,241
Gilead Sciences, Inc.*	37,854	2,844,728
Incyte Corp.*	3,508	177,610
Isis Pharmaceuticals, Inc.*	2,664	106,134
Medivation, Inc.*	1,736	110,792
Myriad Genetics, Inc.*	1,854	38,897
Pharmacyclics, Inc.*	1,539	162,795
Regeneron Pharmaceuticals, Inc.*	1,933	532,039
Seattle Genetics, Inc.*	2,561	102,158
Theravance, Inc.*	1,604	57,183
United Therapeutics Corp.*	1,058	119,639
Vertex Pharmaceuticals, Inc.*	5,815	432,054
		9,436,330

Building Products - 0.2%
A.O. Smith Corp.	1,793	96,714
Lennox International, Inc.	1,060	90,164
Masco Corp.	8,250	187,852
Owens Corning*	2,548	103,755
USG Corp.*	2,129	60,421
		538,906

Capital Markets - 3.2%
Affiliated Managers Group, Inc.*	1,289	279,558
Bank of New York Mellon Corp.	27,830	972,380
BlackRock, Inc.	3,130	990,551
Charles Schwab Corp.	28,377	737,802
E*Trade Financial Corp.*	6,636	130,331
Eaton Vance Corp.	2,801	119,855
Federated Investors, Inc., Class B	2,169	62,467
Franklin Resources, Inc.	9,821	566,966
Goldman Sachs Group, Inc.	10,333	1,831,628
Invesco Ltd.	10,712	389,917
Janus Capital Group, Inc.	3,458	42,775
Legg Mason, Inc.	2,503	108,830
Morgan Stanley	33,697	1,056,738
Northern Trust Corp.	5,514	341,262
SEI Investments Co.	3,342	116,068
State Street Corp.	10,613	778,888
Stifel Financial Corp.*	1,363	65,315
T. Rowe Price Group, Inc.	6,306	528,254
TD Ameritrade Holding Corp.	5,460	167,294
Waddell & Reed Financial, Inc.	1,975	128,612
		9,415,491

Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,238	585,504
Airgas, Inc.	1,526	170,683
Cabot Corp.	1,370	70,418
Ecolab, Inc.	6,555	683,490
H.B. Fuller Co.	1,160	60,366
International Flavors & Fragrances, Inc.	1,886	162,158
Praxair, Inc.	7,139	928,284
Sensient Technologies Corp.	1,154	55,992
Sigma-Aldrich Corp.	2,948	277,142
		2,994,037

Commercial Banks - 4.5%
Associated Banc-Corp.	3,832	66,677
Bank of Hawaii Corp.	1,029	60,855
BB&T Corp.	16,991	634,104
BOK Financial Corp.	476	31,568
CapitalSource, Inc.	4,534	65,154
CIT Group, Inc.	4,646	242,196
City National Corp.	1,091	86,429
Comerica, Inc.	4,266	202,806
Commerce Bancshares, Inc.	1,866	83,802
Cullen/Frost Bankers, Inc.	1,211	90,135
East West Bancorp, Inc.	3,181	111,240
Fifth Third Bancorp	21,456	451,220
First Horizon National Corp.	5,555	64,716
First Niagara Financial Group, Inc.	8,164	86,702
First Republic Bank	2,859	149,669
FirstMerit Corp.	3,813	84,763
FNB Corp.	3,358	42,378
Fulton Financial Corp.	4,472	58,494
Hancock Holding Co.	1,896	69,545
Huntington Bancshares, Inc.	19,134	184,643
IBERIABANK Corp.	684	42,989
KeyCorp	21,068	282,733
M&T Bank Corp.	3,170	369,051
Popular, Inc.*	2,383	68,464
Prosperity Bancshares, Inc.	1,293	81,963
Regions Financial Corp.	32,246	318,913
Signature Bank*	1,091	117,195
SunTrust Banks, Inc.	12,928	475,880
Susquehanna Bancshares, Inc.	4,324	55,520
SVB Financial Group*	1,050	110,103
Synovus Financial Corp.	22,610	81,396
TCF Financial Corp.	3,794	61,651
The PNC Financial Services Group, Inc.	12,895	1,000,394
UMB Financial Corp.	853	54,831
Umpqua Holdings Corp.	2,582	49,419
US Bancorp	44,496	1,797,638
Valley National Bancorp	4,611	46,663
Webster Financial Corp.	2,089	65,135
Wells Fargo & Co.	118,254	5,368,732
Zions Bancorporation	4,256	127,510
		13,443,276

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	3,013	53,481
KAR Auction Services, Inc.	3,285	97,072
Pitney Bowes, Inc.	4,656	108,485
RR Donnelley & Sons Co.	4,193	85,034
The ADT Corp.	4,609	186,526
		530,598

Communications Equipment - 2.5%
ARRIS Group, Inc.*	2,647	64,494
Aruba Networks, Inc.*	2,633	47,131
Ciena Corp.*	2,386	57,097
Cisco Systems, Inc.	130,373	2,926,874
F5 Networks, Inc.*	1,808	164,275
Harris Corp.	2,467	172,221
InterDigital, Inc.	952	28,074
JDS Uniphase Corp.*	5,483	71,169
Juniper Networks, Inc.*	11,708	264,250
Motorola Solutions, Inc.	5,511	371,993
Plantronics, Inc.	1,011	46,961
Polycom, Inc.*	3,919	44,010
QUALCOMM, Inc.	41,691	3,095,557
Riverbed Technology, Inc.*	3,790	68,523
Viasat, Inc.*	965	60,457
		7,483,086

Computers & Peripherals - 5.7%
3D Systems Corp.*	2,454	228,050
Apple, Inc.	22,168	12,438,687
Diebold, Inc.	1,475	48,690
EMC Corp.	50,583	1,272,162
Hewlett-Packard Co.	48,405	1,354,372
Lexmark International, Inc.	1,444	51,291
NCR Corp.*	3,835	130,620
NetApp, Inc.	8,379	344,712
SanDisk Corp.	5,550	391,497
Seagate Technology plc	7,984	448,381
Western Digital Corp.	5,111	428,813
		17,137,275

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,402	70,691
EMCOR Group, Inc.	1,548	65,697
Quanta Services, Inc.*	4,937	155,812
		292,200

Construction Materials - 0.0%
Eagle Materials, Inc.	1,145	88,657

Consumer Finance - 1.4%
American Express Co.	22,444	2,036,344
Capital One Financial Corp.	14,169	1,085,487
Discover Financial Services	11,607	649,412
Portfolio Recovery Associates, Inc.*	1,174	62,034
SLM Corp.	10,678	280,618
		4,113,895

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,527	103,546
Avery Dennison Corp.	2,263	113,580
Ball Corp.	3,351	173,113
Bemis Co., Inc.	2,376	97,321
Greif, Inc.	701	36,732
MeadWestvaco Corp.	4,097	151,302
Owens-Illinois, Inc.*	3,792	135,678
Sealed Air Corp.	4,526	154,110
Sonoco Products Co.	2,316	96,624
		1,062,006

Distributors - 0.1%
Genuine Parts Co.	3,769	313,543
Pool Corp.	1,077	62,617
		376,160

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	1,307	46,399
Graham Holdings Co.*	100	66,332
Sotheby's	1,577	83,896
Weight Watchers International, Inc.	622	20,482
		217,109

Diversified Financial Services - 5.3%
Bank of America Corp.	261,385	4,069,764
CBOE Holdings, Inc.	2,021	105,011
Citigroup, Inc.	74,581	3,886,416
CME Group, Inc.	8,069	633,094
IntercontinentalExchange Group, Inc.	2,837	638,098
JPMorgan Chase & Co.	92,491	5,408,874
McGraw Hill Financial, Inc.	6,656	520,499
Moody's Corp.	4,475	351,153
MSCI, Inc.*	2,791	122,023
The NASDAQ OMX Group, Inc.	2,662	105,948
		15,840,880

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	130,092	4,574,035
CenturyLink, Inc.	14,849	472,941
Frontier Communications Corp.	23,071	107,280
Level 3 Communications, Inc.*	3,699	122,696
tw telecom, Inc.*	3,364	102,501
Windstream Holdings, Inc.	13,687	109,222
		5,488,675

Electric Utilities - 0.2%
Cleco Corp.	1,394	64,988
Hawaiian Electric Industries, Inc.	2,285	59,547
IDACORP, Inc.	1,159	60,083
ITC Holdings Corp.	1,209	115,846
OGE Energy Corp.	4,575	155,093
Portland General Electric Co.	1,784	53,877
		509,434

Electrical Equipment - 1.2%
Acuity Brands, Inc.	988	108,008
AMETEK, Inc.	5,996	315,809
Brady Corp.	1,073	33,188
Eaton Corp. plc	11,524	877,207
Emerson Electric Co.	17,207	1,207,587
General Cable Corp.	1,150	33,822
Hubbell, Inc., Class B	1,246	135,689
Polypore International, Inc.*	1,075	41,818
Regal-Beloit Corp.	1,039	76,595
Rockwell Automation, Inc.	3,354	396,309
Roper Industries, Inc.	2,428	336,715
		3,562,747

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,875	345,572
Anixter International, Inc.	614	55,162
Arrow Electronics, Inc.*	2,310	125,318
Avnet, Inc.	3,166	139,652
Belden, Inc.	1,007	70,943
Cognex Corp.*	1,909	72,886
Corning, Inc.	35,199	627,246
Dolby Laboratories, Inc.*	1,127	43,457
FEI Co.	963	86,054
FLIR Systems, Inc.	3,280	98,728
Ingram Micro, Inc.*	3,528	82,767
IPG Photonics Corp.*	799	62,010
Itron, Inc.*	902	37,370
Jabil Circuit, Inc.	4,250	74,120
National Instruments Corp.	2,246	71,917
TE Connectivity Ltd.	10,022	552,312
Tech Data Corp.*	872	44,995
Trimble Navigation Ltd.*	5,926	205,632
Vishay Intertechnology, Inc.*	3,049	40,430
		2,836,571

Energy Equipment & Services - 0.5%
Bristow Group, Inc.	839	62,975
Cameron International Corp.*	5,996	356,942
CARBO Ceramics, Inc.	456	53,138
Dresser-Rand Group, Inc.*	1,759	104,889
Dril-Quip, Inc.*	936	102,895
FMC Technologies, Inc.*	5,804	303,027
Helix Energy Solutions Group, Inc.*	2,267	52,549
Noble Corp. plc	5,856	219,424
SEACOR Holdings, Inc.*	432	39,398
Tidewater, Inc.	1,142	67,686
Unit Corp.*	1,006	51,930
		1,414,853

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	885	62,171
Costco Wholesale Corp.	10,623	1,264,243
CVS Caremark Corp.	29,865	2,137,438
Fresh Market, Inc.*	922	37,341
Harris Teeter Supermarkets, Inc.	1,140	56,259
Safeway, Inc.	6,101	198,710
Sysco Corp.	14,252	514,497
United Natural Foods, Inc.*	1,139	85,869
Walgreen Co.	21,598	1,240,589
Whole Foods Market, Inc.	9,014	521,280
		6,118,397

Food Products - 1.3%
Campbell Soup Co.	4,120	178,314
Darling International, Inc.*	3,794	79,219
Flowers Foods, Inc.	4,035	86,632
General Mills, Inc.	15,753	786,232
Green Mountain Coffee Roasters, Inc.*	3,309	250,094
Hain Celestial Group, Inc.*	1,101	99,949
Ingredion, Inc.	1,790	122,543
J.M. Smucker Co.	2,707	280,499
Kellogg Co.	6,225	380,161
Kraft Foods Group, Inc.	14,751	795,374
Lancaster Colony Corp.	446	39,315
McCormick & Co., Inc.	3,049	210,137
The Hershey Co.	3,705	360,237
TreeHouse Foods, Inc.*	838	57,755
WhiteWave Foods Co.*	3,994	91,622
		3,818,083

Gas Utilities - 0.3%
AGL Resources, Inc.	2,740	129,410
Atmos Energy Corp.	2,091	94,973
New Jersey Resources Corp.	955	44,159
Oneok, Inc.	4,762	296,101
Piedmont Natural Gas Co., Inc.	1,755	58,196
Questar Corp.	4,045	92,995
South Jersey Industries, Inc.	742	41,522
Southwest Gas Corp.	1,070	59,824
WGL Holdings, Inc.	1,194	47,832
		865,012

Health Care Equipment & Supplies - 2.2%
Alere, Inc.*	1,774	64,219
Align Technology, Inc.*	1,620	92,583
Baxter International, Inc.	13,235	920,494
Becton Dickinson & Co.	4,706	519,966
Covidien plc	11,288	768,713
DENTSPLY International, Inc.	3,286	159,305
Edwards Lifesciences Corp.*	2,592	170,450
Haemonetics Corp.*	1,187	50,008
Hologic, Inc.*	6,245	139,576
IDEXX Laboratories, Inc.*	1,212	128,921
Intuitive Surgical, Inc.*	964	370,253
Medtronic, Inc.	24,278	1,393,314
ResMed, Inc.	3,279	154,375
Sirona Dental Systems, Inc.*	1,310	91,962
St. Jude Medical, Inc.	7,190	445,421
Stryker Corp.	7,070	531,240
Teleflex, Inc.	949	89,073
The Cooper Co.'s, Inc.	1,129	139,815
Thoratec Corp.*	1,327	48,568
Varian Medical Systems, Inc.*	2,485	193,060
West Pharmaceutical Services, Inc.	1,610	78,987
		6,550,303

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,579	392,259
Brookdale Senior Living, Inc.*	2,320	63,058
Cardinal Health, Inc.	8,268	552,385
Centene Corp.*	1,259	74,218
CIGNA Corp.	6,783	593,377
DaVita HealthCare Partners, Inc.*	4,337	274,836
Express Scripts Holding Co.*	19,811	1,391,525
HCA Holdings, Inc.*	7,278	347,233
Health Management Associates, Inc.*	6,000	78,600
Henry Schein, Inc.*	1,995	227,949
Laboratory Corporation of America Holdings*	2,077	189,775
LifePoint Hospitals, Inc.*	1,096	57,913
McKesson Corp.	5,676	916,106
Mednax, Inc.*	2,336	124,696
Owens & Minor, Inc.	1,461	53,414
Patterson Co.'s, Inc.	1,921	79,145
Quest Diagnostics, Inc.	3,503	187,551
VCA Antech, Inc.*	2,047	64,194
WellCare Health Plans, Inc.*	1,005	70,772
		5,739,006

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,654	56,491
athenahealth, Inc.*	849	114,191
Cerner Corp.*	7,237	403,390
HMS Holdings Corp.*	2,025	46,028
		620,100

Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	1,528	70,807
Chipotle Mexican Grill, Inc.*	747	397,987
Darden Restaurants, Inc.	3,349	182,085
Dunkin' Brands Group, Inc.	2,453	118,235
McDonald's Corp.	24,452	2,372,577
Panera Bread Co.*	646	114,142
Starbucks Corp.	18,575	1,456,094
The Cheesecake Factory, Inc.	1,143	55,173
Vail Resorts, Inc.	828	62,290
Wendy's Co.	6,526	56,907
		4,886,297

Household Durables - 0.4%
D.R. Horton, Inc.*	6,575	146,754
Garmin Ltd.	2,838	131,172
Harman International Industries, Inc.	1,571	128,586
Mohawk Industries, Inc.*	1,404	209,056
PulteGroup, Inc.	8,090	164,793
Tempur Sealy International, Inc.*	1,393	75,166
The Ryland Group, Inc.	1,068	46,362
Tupperware Brands Corp.	1,194	112,869
Whirlpool Corp.	1,933	303,211
		1,317,969

Household Products - 2.8%
Church & Dwight Co., Inc.	3,436	227,738
Colgate-Palmolive Co.	21,692	1,414,535
Kimberly-Clark Corp.	9,509	993,310
Procter & Gamble Co.	67,391	5,486,301
The Clorox Co.	3,210	297,760
		8,419,644

Industrial Conglomerates - 1.2%
3M Co.	16,135	2,262,933
Carlisle Co.'s, Inc.	1,472	116,877
Danaher Corp.	14,699	1,134,763
		3,514,573

Insurance - 3.4%
ACE Ltd.	8,226	851,638
Aflac, Inc.	11,306	755,241
Alleghany Corp.*	387	154,784
Allied World Assurance Co. Holdings AG	800	90,248
American Financial Group, Inc.	1,641	94,718
Aon plc	7,400	620,786
Arch Capital Group Ltd.*	2,708	161,640
Arthur J. Gallagher & Co.	2,947	138,303
Aspen Insurance Holdings Ltd.	1,558	64,361
Assured Guaranty Ltd.	3,983	93,959
AXIS Capital Holdings Ltd.	2,448	116,451
Brown & Brown, Inc.	2,744	86,134
Cincinnati Financial Corp.	3,398	177,953
CNO Financial Group, Inc.	5,134	90,820
Endurance Specialty Holdings Ltd.	1,022	59,961
Erie Indemnity Co.	571	41,752
Everest Re Group Ltd.	1,122	174,886
Fidelity National Financial, Inc.	5,804	188,340
First American Financial Corp.	2,464	69,485
Genworth Financial, Inc.*	11,397	176,995
Hanover Insurance Group, Inc.	1,010	60,307
Hartford Financial Services Group, Inc.	11,007	398,784
HCC Insurance Holdings, Inc.	2,311	106,630
Kemper Corp.	1,209	49,424
Lincoln National Corp.	6,451	333,001
Markel Corp.*	322	186,873
MBIA, Inc.*	3,300	39,402
Mercury General Corp.	836	41,558
PartnerRe Ltd.	1,195	125,989
Platinum Underwriters Holdings Ltd.	674	41,303
Principal Financial Group, Inc.	6,694	330,081
ProAssurance Corp.	1,427	69,181
Progressive Corp.	13,380	364,873
Protective Life Corp.	1,808	91,593
Prudential Financial, Inc.	11,222	1,034,893
RenaissanceRe Holdings Ltd.	1,028	100,065
StanCorp Financial Group, Inc.	1,024	67,840
The Chubb Corp.	6,167	595,917
The Travelers Co.'s, Inc.	8,888	804,719
Torchmark Corp.	2,113	165,131
Unum Group	6,080	213,286
Validus Holdings Ltd.	2,407	96,978
White Mountains Insurance Group Ltd.	127	76,591
Willis Group Holdings plc	4,038	180,943
WR Berkley Corp.	2,530	109,777
XL Group plc	6,606	210,335
		10,103,929

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*	9,145	3,646,935
Expedia, Inc.	2,475	172,408
Liberty Interactive Corp.*	11,177	328,045
Liberty Ventures*	815	99,911
Netflix, Inc.*	1,489	548,205
priceline.com, Inc.*	1,255	1,458,812
TripAdvisor, Inc.*	2,583	213,950
		6,468,266

Internet Software & Services - 3.9%
Akamai Technologies, Inc.*	4,110	193,910
AOL, Inc.*	1,769	82,471
CoStar Group, Inc.*	660	121,823
eBay, Inc.*	29,169	1,601,086
Equinix, Inc.*	1,141	202,471
Google, Inc.*	6,889	7,720,571
j2 Global, Inc.	1,003	50,160
LinkedIn Corp.*	2,346	508,683
Rackspace Hosting, Inc.*	2,667	104,360
Yahoo!, Inc.*	23,303	942,373
		11,527,908

IT Services - 5.5%
Accenture plc	15,663	1,287,812
Alliance Data Systems Corp.*	1,199	315,253
Amdocs Ltd.	3,732	153,908
Automatic Data Processing, Inc.	11,844	957,114
Broadridge Financial Solutions, Inc.	2,748	108,601
Cognizant Technology Solutions Corp.*	7,397	746,949
Computer Sciences Corp.	3,409	190,495
Convergys Corp.	2,396	50,436
CoreLogic, Inc.*	2,205	78,344
DST Systems, Inc.	694	62,973
Fidelity National Information Services, Inc.	7,066	379,303
Fiserv, Inc.*	6,294	371,661
FleetCor Technologies, Inc.*	1,834	214,890
Gartner, Inc.*	2,149	152,686
Genpact Ltd.*	2,604	47,835
Global Payments, Inc.	1,744	113,342
International Business Machines Corp.	25,143	4,716,072
Iron Mountain, Inc.	3,921	119,002
Jack Henry & Associates, Inc.	1,968	116,525
Lender Processing Services, Inc.	1,968	73,564
MasterCard, Inc.	2,543	2,124,575
MAXIMUS, Inc.	1,575	69,284
NeuStar, Inc.*	1,485	74,042
Paychex, Inc.	7,958	362,328
Teradata Corp.*	3,756	170,860
Total System Services, Inc.	3,845	127,962
Vantiv, Inc.*	2,510	81,851
VeriFone Systems, Inc.*	2,569	68,901
Visa, Inc.	12,487	2,780,605
Western Union Co.	14,756	254,541
WEX, Inc.*	894	88,533
		16,460,247

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,665	146,602
Mattel, Inc.	8,335	396,579
Polaris Industries, Inc.	1,587	231,131
		774,312

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	8,030	459,236
Bio-Rad Laboratories, Inc.*	460	56,861
Illumina, Inc.*	3,090	341,816
Life Technologies Corp.*	4,236	321,089
Mettler-Toledo International, Inc.*	690	167,387
Techne Corp.	765	72,422
Thermo Fisher Scientific, Inc.	8,721	971,083
Waters Corp.*	1,967	196,700
		2,586,594

Machinery - 2.2%
Actuant Corp.	1,690	61,922
AGCO Corp.	2,087	123,529
CLARCOR, Inc.	1,152	74,131
Colfax Corp.*	2,043	130,119
Cummins, Inc.	4,190	590,664
Deere & Co.	9,325	851,652
Donaldson Co., Inc.	3,119	135,552
Dover Corp.	4,129	398,614
Graco, Inc.	1,415	110,540
Harsco Corp.	1,859	52,108
IDEX Corp.	1,888	139,429
Illinois Tool Works, Inc.	9,806	824,488
Lincoln Electric Holdings, Inc.	1,898	135,403
Manitowoc Co., Inc.	3,083	71,895
Nordson Corp.	1,390	103,277
PACCAR, Inc.	8,621	510,105
Pall Corp.	2,582	220,374
Parker Hannifin Corp.	3,609	464,262
Pentair Ltd.	4,830	375,146
Snap-on, Inc.	1,341	146,866
SPX Corp.	1,046	104,192
Stanley Black & Decker, Inc.	3,997	322,518
Terex Corp.	2,566	107,746
The Middleby Corp.*	439	105,347
The Toro Co.	1,316	83,698
Valmont Industries, Inc.	618	92,156
WABCO Holdings, Inc.*	1,445	134,977
Woodward, Inc.	1,395	63,626
Xylem, Inc.	4,275	147,915
		6,682,251

Marine - 0.0%
Kirby Corp.*	1,305	129,521

Media - 4.0%
AMC Networks, Inc.*	1,365	92,970
CBS Corp., Class B	13,665	871,007
Charter Communications, Inc.*	1,557	212,935
DIRECTV*	12,490	862,934
Discovery Communications, Inc.*	5,601	506,442
DISH Network Corp.*	5,156	298,636
DreamWorks Animation SKG, Inc.*	1,643	58,326
Gannett Co., Inc.	5,290	156,478
John Wiley & Sons, Inc.	1,070	59,064
Lamar Advertising Co.*	1,502	78,481
Liberty Global plc*	8,985	799,575
Liberty Media Corp.*	2,448	358,510
Madison Square Garden Co.*	1,410	81,188
Meredith Corp.	853	44,185
Morningstar, Inc.	492	38,420
Omnicom Group, Inc.	6,222	462,730
Regal Entertainment Group	1,821	35,418
Scripps Networks Interactive, Inc.	2,524	218,099
Sirius XM Holdings, Inc.*	72,899	254,418
Starz*	2,214	64,737
The Walt Disney Co.	40,648	3,105,507
Time Warner Cable, Inc.	6,919	937,525
Time Warner, Inc.	22,018	1,535,095
Viacom, Inc., Class B	10,302	899,777
		12,032,457

Metals & Mining - 0.1%
Compass Minerals International, Inc.	827	66,201
Reliance Steel & Aluminum Co.	1,774	134,540
Worthington Industries, Inc.	1,219	51,296
		252,037

Multiline Retail - 0.8%
Big Lots, Inc.*	1,344	43,398
Dillard's, Inc.	555	53,951
Dollar General Corp.*	7,206	434,666
Dollar Tree, Inc.*	5,145	290,281
Family Dollar Stores, Inc.	2,226	144,623
Kohl's Corp.	4,712	267,406
Nordstrom, Inc.	3,327	205,609
Target Corp.	15,675	991,757
		2,431,691

Multi-Utilities - 0.4%
Avista Corp.	1,383	38,987
CMS Energy Corp.	6,138	164,314
Consolidated Edison, Inc.	7,087	391,769
Integrys Energy Group, Inc.	1,836	99,897
MDU Resources Group, Inc.	4,358	133,137
NiSource, Inc.	7,210	237,065
		1,065,169

Office Electronics - 0.1%
Xerox Corp.	28,226	343,510
Zebra Technologies Corp.*	1,173	63,436
		406,946

Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.*	5,142	221,723
Cimarex Energy Co.	1,995	209,295
Denbury Resources, Inc.*	8,595	141,216
Energen Corp.	1,666	117,870
EOG Resources, Inc.	6,730	1,129,563
EQT Corp.	3,693	331,558
Pioneer Natural Resources Co.	3,480	640,564
QEP Resources, Inc.	4,135	126,738
Range Resources Corp.	4,008	337,914
SemGroup Corp.	980	63,925
SM Energy Co.	1,544	128,322
Southwestern Energy Co.*	8,700	342,171
Spectra Energy Corp.	16,127	574,444
Teekay Corp.	875	42,009
Whiting Petroleum Corp.*	2,750	170,142
World Fuel Services Corp.	1,682	72,595
		4,650,049

Paper & Forest Products - 0.0%
Domtar Corp.	753	71,038

Personal Products - 0.2%
Avon Products, Inc.	10,024	172,613
Estee Lauder Co.'s, Inc.	6,160	463,971
		636,584

Pharmaceuticals - 7.6%
AbbVie, Inc.	39,465	2,084,147
Allergan, Inc.	7,289	809,662
Bristol-Myers Squibb Co.	40,777	2,167,297
Eli Lilly & Co.	24,457	1,247,307
Endo Health Solutions, Inc.*	2,634	177,690
Jazz Pharmaceuticals plc*	1,228	155,416
Johnson & Johnson	70,092	6,419,726
Mallinckrodt plc*	1,330	69,506
Merck & Co., Inc.	71,583	3,582,729
Perrigo Co. plc	2,172	333,315
Pfizer, Inc.	160,147	4,905,302
Questcor Pharmaceuticals, Inc.	1,269	69,097
Salix Pharmaceuticals Ltd.*	1,421	127,805
Viropharma, Inc.*	1,512	75,373
Zoetis, Inc.	12,127	396,432
		22,620,804

Professional Services - 0.5%
Corporate Executive Board Co.	775	60,008
IHS, Inc.*	1,424	170,453
Manpowergroup, Inc.	1,806	155,063
Nielsen Holdings NV	6,105	280,158
Robert Half International, Inc.	3,203	134,494
The Dun & Bradstreet Corp.	894	109,739
Towers Watson & Co.	1,483	189,246
Verisk Analytics, Inc.*	3,875	254,665
		1,353,826

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	994	41,480
CBRE Group, Inc.*	6,409	168,557
Forest City Enterprises, Inc.*	3,651	69,734
Howard Hughes Corp.*	721	86,592
Jones Lang LaSalle, Inc.	1,026	105,052
Realogy Holdings Corp.*	3,376	167,011
The St. Joe Co.*	2,128	40,836
		679,262

Road & Rail - 0.4%
Avis Budget Group, Inc.*	2,493	100,767
Con-way, Inc.	1,302	51,702
Genesee & Wyoming, Inc.*	1,209	116,125
Hertz Global Holdings, Inc.*	10,601	303,401
JB Hunt Transport Services, Inc.	2,106	162,794
Kansas City Southern	2,729	337,932
Landstar System, Inc.	1,054	60,552
Old Dominion Freight Line, Inc.*	1,611	85,415
Ryder System, Inc.	1,208	89,126
		1,307,814

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	14,122	54,652
Altera Corp.	7,894	256,792
Analog Devices, Inc.	7,561	385,082
Applied Materials, Inc.	29,533	522,439
Atmel Corp.*	9,854	77,157
Avago Technologies Ltd.	6,082	321,677
Cavium, Inc.*	1,193	41,170
Cypress Semiconductor Corp.*	3,167	33,253
Fairchild Semiconductor International, Inc.*	2,946	39,329
First Solar, Inc.*	1,600	87,424
Hittite Microwave Corp.*	729	45,001
Intel Corp.	126,078	3,272,985
KLA-Tencor Corp.	4,078	262,868
Lam Research Corp.*	3,769	205,222
Linear Technology Corp.	5,754	262,095
LSI Corp.	12,647	139,370
Marvell Technology Group Ltd.	9,436	135,690
Microchip Technology, Inc.	4,556	203,881
Micron Technology, Inc.*	26,567	578,098
NVIDIA Corp.	13,346	213,803
ON Semiconductor Corp.*	10,402	85,712
Semtech Corp.*	1,572	39,740
Silicon Laboratories, Inc.*	905	39,195
Skyworks Solutions, Inc.*	4,335	123,808
Teradyne, Inc.*	4,419	77,863
Texas Instruments, Inc.	26,924	1,182,233
Xilinx, Inc.	6,543	300,454
		8,986,993

Software - 4.2%
ACI Worldwide, Inc.*	911	59,215
Adobe Systems, Inc.*	11,178	669,339
ANSYS, Inc.*	2,133	185,998
Aspen Technology, Inc.*	2,160	90,288
Autodesk, Inc.*	5,547	279,180
CA, Inc.	7,581	255,101
Cadence Design Systems, Inc.*	6,537	91,649
Citrix Systems, Inc.*	4,328	273,746
Commvault Systems, Inc.*	1,016	76,078
Compuware Corp.	4,948	55,467
Concur Technologies, Inc.*	1,086	112,053
Electronic Arts, Inc.*	7,073	162,255
FactSet Research Systems, Inc.	928	100,762
Fortinet, Inc.*	3,156	60,374
Informatica Corp.*	2,500	103,750
Intuit, Inc.	7,143	545,154
Mentor Graphics Corp.	2,221	53,459
MICROS Systems, Inc.*	1,770	101,545
Microsoft Corp.	186,899	6,995,630
NetSuite, Inc.*	697	71,805
Nuance Communications, Inc.*	6,089	92,553
PTC, Inc.*	2,763	97,783
QLIK Technologies, Inc.*	2,023	53,872
Red Hat, Inc.*	4,665	261,427
Rovi Corp.*	2,344	46,153
Salesforce.com, Inc.*	13,508	745,507
SolarWinds, Inc.*	1,612	60,982
Solera Holdings, Inc.	1,587	112,296
Symantec Corp.	16,900	398,502
Synopsys, Inc.*	3,565	144,632
The Ultimate Software Group, Inc.*	657	100,666
TIBCO Software, Inc.*	3,521	79,152
		12,536,373

Specialty Retail - 3.4%
Aaron's, Inc.	1,752	51,509
Advance Auto Parts, Inc.	1,680	185,942
American Eagle Outfitters, Inc.	4,010	57,744
Ascena Retail Group, Inc.*	2,938	62,168
Bed Bath & Beyond, Inc.*	5,306	426,072
Best Buy Co., Inc.	6,758	269,509
CarMax, Inc.*	5,525	259,786
Chico's FAS, Inc.	3,710	69,896
CST Brands, Inc.	1,858	68,226
DSW, Inc.	2,563	109,517
GameStop Corp.	2,692	132,608
GNC Holdings, Inc.	2,270	132,682
L Brands, Inc.	6,064	375,058
Lowe's Co.'s, Inc.	26,716	1,323,778
Lumber Liquidators Holdings, Inc.*	634	65,232
O'Reilly Automotive, Inc.*	2,642	340,052
Outerwall, Inc.*	647	43,524
PetSmart, Inc.	2,398	174,454
Pier 1 Imports, Inc.	2,466	56,915
Ross Stores, Inc.	5,482	410,766
Sally Beauty Holdings, Inc.*	3,448	104,233
Signet Jewelers Ltd.	1,858	146,225
Staples, Inc.	16,347	259,754
The Buckle, Inc.	645	33,901
The Gap, Inc.	6,363	248,666
The Home Depot, Inc.	34,651	2,853,163
Tiffany & Co.	2,538	235,476
TJX Co.'s, Inc.	17,382	1,107,755
Tractor Supply Co.	3,221	249,885
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,471	141,981
Williams-Sonoma, Inc.	2,051	119,532
		10,116,009

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	796	67,230
Fifth & Pacific Co.'s, Inc.*	2,830	90,758
Fossil Group, Inc.*	1,159	139,010
Hanesbrands, Inc.	2,285	160,567
Michael Kors Holdings Ltd.*	4,322	350,903
Nike, Inc., Class B	18,364	1,444,145
PVH Corp.	1,884	256,262
Under Armour, Inc.*	1,850	161,505
Wolverine World Wide, Inc.	3,529	119,845
		2,790,225

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	3,170	38,389
Hudson City Bancorp, Inc.	10,981	103,551
MGIC Investment Corp.*	7,788	65,731
New York Community Bancorp, Inc.	10,173	171,415
Ocwen Financial Corp.*	2,693	149,327
People's United Financial, Inc.	7,425	112,266
Radian Group, Inc.	4,002	56,508
Washington Federal, Inc.	2,390	55,663
		752,850

Trading Companies & Distributors - 0.4%
Air Lease Corp.	1,759	54,670
Applied Industrial Technologies, Inc.	974	47,814
Beacon Roofing Supply, Inc.*	1,129	45,476
Fastenal Co.	6,753	320,835
MRC Global, Inc.*	2,347	75,714
MSC Industrial Direct Co., Inc.	1,112	89,928
United Rentals, Inc.*	2,154	167,904
W.W. Grainger, Inc.	1,499	382,875
Watsco, Inc.	621	59,653
WESCO International, Inc.*	1,018	92,709
		1,337,578

Water Utilities - 0.1%
American Water Works Co., Inc.	4,106	173,520
Aqua America, Inc.	4,173	98,441
		271,961

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	8,169	599,850
SBA Communications Corp.*	3,149	282,906
Telephone & Data Systems, Inc.	2,275	58,650
		941,406

Total Equity Securities (Cost $207,993,306)		295,456,282

TIME DEPOSIT - 1.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$3,261,746	3,261,746

Total Time Deposit (Cost $3,261,746)		3,261,746

TOTAL INVESTMENTS (Cost $211,255,052) - 100.1%		298,718,028
Other assets and liabilities, net - (0.1%)		(177,465)
NET ASSETS - 100%		$298,540,563

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund offers five classes of shares of capital stock – Classes A, B, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  There were no such changes during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.  If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$295,456,282	-	-	$295,456,282
Other debt obligations	-	$3,261,746	-	3,261,746
TOTAL	$295,456,282	$3,261,746	-	$298,718,028

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  The Fund did not use futures contracts during the period ended December 31, 2013.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013:

Federal income tax cost of investments	$215,418,834
Unrealized appreciation	$85,525,062
Unrealized depreciation	(2,225,868)
Net unrealized appreciation/ (depreciation)	$83,299,194

The Fund did not have capital loss carryforwards as of September 30, 2013, its most recent fiscal year end.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2014